Segment reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment reporting

30.	Segment reporting
The Company’s activities are carried out through six reportable segments: five regional vehicle segments (North
America, Enlarged Europe, Middle East & Africa, South America and China and India & Asia Pacific) and
Maserati, our global luxury brand segment. These reportable segments reflect the operating segments of the
Company that are regularly reviewed by the Chief Executive Officer, who is the “chief operating decision maker”, for making strategic decisions, allocating resources and assessing performance, and that exceed the quantitative threshold provided in IFRS 8 – Operating Segments (“IFRS 8”), or whose information is considered useful for the users of the financial statements.
The Company’s five regional vehicle reportable segments are responsible for the design, engineering, development, manufacturing, distribution and sale of passenger cars, light commercial vehicles and related parts and services in specific geographic areas: North America (U.S., Canada and Mexico), Enlarged Europe
(primarily the countries of the European Union and United Kingdom), Middle East & Africa (primarily Türkiye,
Morocco, Egypt and Algeria), South America (including Central America and the Caribbean islands), and China and India & Asia Pacific (Asia and Pacific countries). The Maserati segment, representing the Company's global luxury brand, is responsible for the design, engineering, development, manufacturing, and global distribution and sales of luxury vehicles under the Maserati brand.
Transactions among the vehicle segments generally are presented on a “where-sold” basis, which reflect the profit/(loss) on the ultimate sale to third party customer within the segment. This presentation generally eliminates the effect of the legal entity transfer price within the segments. Revenues of the other segments, aside from the mass-market vehicle segments, are those directly generated by or attributable to the segment as the result of its usual business activities and includes revenues from transactions with third parties as well as those arising from transactions with segments, recognized at normal market prices.
Other activities includes the results of our industrial automation systems design and production business (up until disposal in December 2024), our pre-owned car business, our mobility businesses, our software and data businesses, and other investments, including Archer, our financial services activities, as well as the activities and businesses that are not operating segments under IFRS 8. In addition, Unallocated items and eliminations includes consolidation adjustments and eliminations. Financial income and expense and income taxes are not attributable to the performance of the segments as they do not fall under the scope of their operational responsibilities.
Adjusted operating income/(loss) is the measure used by the chief operating decision maker to assess performance, allocate resources to the Company's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted operating income/(loss) excludes from Net profit/(loss) from continuing operations adjustments comprising restructuring and other termination costs, impairments, asset write-offs, disposals of investments and unusual operating income/(expense) that are considered rare or discrete events and are infrequent in nature, as inclusion of such items is not considered to be indicative of the Company's ongoing operating performance, and also excludes Net financial expenses/(income) and Tax expense/(benefit).
Unusual operating income/(expense) are impacts from strategic decisions as well as events considered rare or discrete and infrequent in nature, as inclusion of such items is not considered to be indicative of the Company's ongoing operating performance. Unusual operating income/(expense) includes, but may not be limited to:
•Impacts from strategic decisions to rationalize Stellantis’ core operations;
•Facility-related costs stemming from Stellantis’ plans to match production capacity and cost structure to market demand; and
•Convergence and integration costs directly related to significant acquisitions or mergers.
See below for a reconciliation of Net profit from continuing operations, which is the most directly comparable measure included in our Consolidated Income Statement, to Adjusted operating income. Operating assets are not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by
IFRS 8, the related information is not provided.
With effect from January 1, 2026, our Maserati reportable segment will be eliminated and Maserati shipments and sales will be reported by geographic area consistently with our other brands in that transactions will be treated on a “where sold” basis. This reflects the way that our chief operating decision maker will review and assess performance. This note is presented on the basis of segments effective until December 31, 2025, and therefore does not reflect the revised segments effective from January 1, 2026.
The following tables summarize selected financial information by segment for the years ended December 31,
2025, 2024 and 2023:

2025	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
(€ million)
Net revenues from external customers	60,962	57,602	9,708	16,031	1,867	726	6,612	—	153,508
Net revenues from transactions with other segments	—	171	1	166	1	—	258	(597)	—
Net revenues	60,962	57,773	9,709	16,197	1,868	726	6,870	(597)	153,508

Net profit/(loss)									(22,332)
Tax expense/(benefit)									(4,273)
Net financial expenses/ (income)									351
Operating income/(loss)									(26,254)

Adjustments:
Restructuring and other costs, net of reversals(1)	(17)	861	2	17	—	4	46	—	913
Takata airbags recall campaign(2)	—	590	27	5	—	—	—	—	622
Platform impairments(3)	5,700	270	—	—	—	613	—	—	6,583
Costs related to product plan realignments and program cancellations(4)	6,528	2,211	8	321	1	3	—	—	9,072
Other Impairments(5)	—	79	—	—	—	—	164	—	243
Battery JVs(6)	1,571	483	—	—	—	—	—	—	2,054
Hydrogen fuel cell program discontinuation(7)	—	1,094	—	—	—	—	—	—	1,094
CAFE penalty rate(8)	269	—	—	—	—	—	—	—	269
Stellantis Türkiye disposal(9)	—	—	246	—	—	—	—	—	246
Change in estimate for contractual warranties(10)	3,252	878	—	—	—	—	—	—	4,130
Other(11)	161	25	1	(35)	(9)	—	52	(9)	186
Total adjustments	17,464	6,491	284	308	(8)	620	262	(9)	25,412
Adjusted operating income/ (loss)	(1,892)	(651)	1,429	1,963	74	(198)	(726)	(841)	(842)

Share of profit/(loss) of equity method investees	37	(1,282)	60	(3)	3	—	(86)	—	(1,271)
(1) Primarily related to workforce reductions, mainly in Enlarged Europe
(2) Related to stop-drive campaign on certain vehicles in Enlarged Europe announced in June 2025
(3) Primarily as a result of reduced volumes and profitability expectations, platforms were impaired in North America for €5,700 million,
Maserati for €613 million and in Enlarged Europe for €270 million
(4) Primarily related to costs incurred as result of product plan realignments and program cancellations
(5) Impairment in Other activities is related the Free2Move business, the other impairments in Enlarged Europe relate to write downs of assets on classification to held for sale as well as the impairment of a prepayment to a supplier, which is not expected to be recoverable
(6) Related to steps of rationalizing battery manufacturing capacity
(7) During the year ended December 31, 2025, Stellantis decided to discontinue its hydrogen fuel cell strategy. As a result, the following items have been impaired: (i) investment in Symbio (€324 million), (ii) loans granted to Symbio (€146 million), (iii) capitalized development expenditures and property, plant and equipment related to fuel cells (€341 million), (iv) in addition, provisions for risks were recognized
(€210 million) and (v) other expenses (€73 million)
(8) As a result of the elimination of CAFE fines with the enactment of OBBB, the Company recognized a net expense of €97 million, comprised of net €172 million of CAFE credits recognized as a reduction of Cost of revenues, which remains included in Adjusted operating income as these amounts reduced prior year CAFE fines, and a net expense of €269 million, which is excluded from AOI and comprised of (i) elimination of the CAFE provision of €844 million, (ii) impairment of the regulatory credit assets of €609 million, and (iii)
onerous contracts related to contractual purchase commitments for CAFE credits of €504 million
(9) Sale of Stellantis Türkiye to the Company’s joint venture, Tofas, for which the Company recognized an estimated loss on disposal of
€246 million, driven primarily by the recycling of the cumulative translation reserve from Equity to the Consolidated Income Statement upon disposal
(10) Related to the change in estimate for contractual warranty provisions, resulting from the reassessment of the estimation process, taking into account recent increases in cost inflation and a deterioration in quality, as a result of operational choices, which did not deliver the expected quality performance
(11) Comprised primarily of (i) adjustments to costs previously recognized to support the workforce during the transformation of certain plants in North America, (ii) gains/(losses) recognized on the disposal of non-significant entities and on dilution of certain of our equity method investees, including Archer
For a description of platform impairments, costs related to product plan realignments and program cancellations, rationalization of our battery manufacturing capacity, the discontinuation of our hydrogen fuel cell development program, refer to Note 2, Basis of preparation - Strategic plan undergoing reassessment for additional information. For details on change in estimate for contractual warranty provisions, refer to Note 21,
Provisions for additional information.

2024	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
(€ million)
Net revenues from external customers	63,449	58,844	10,109	15,883	1,991	1,038	5,324	240	156,878
Net revenues from transactions with other segments	1	166	(12)	(20)	2	2	827	(966)	—
Net revenues	63,450	59,010	10,097	15,863	1,993	1,040	6,151	(726)	156,878

Net profit/(loss)									5,520
Tax expense/(benefit)									(1,488)
Net financial expenses/ (income)									(345)
Operating income/(loss)									3,687

Adjustments:
Restructuring and other costs, net of reversals(1)	510	1,027	1	20	6	22	31	—	1,617
Impairment expense and supplier obligations(2)	31	207	2	—	16	1,526	25	—	1,807
Takata recall campaign(3)	—	711	21	36	—	—	—	—	768
Lifetime onerous contracts(4)	636	—	—	—	1	—	—	—	637
Other(5)	62	(6)	—	32	(5)	—	7	42	132
Total adjustments	1,239	1,939	24	88	18	1,548	63	42	4,961
Adjusted operating income	2,660	2,419	1,901	2,272	(58)	(260)	144	(430)	8,648

Share of profit/(loss) of equity method investees	(8)	(310)	51	1	(72)	—	305	—	(33)
(1) Primarily related to workforce reductions, mainly in Enlarged Europe and North America
(2) Primarily related to (i) €1,063 million of impairments of certain platform assets in Maserati and Enlarged Europe, net of reversal, driven by projected decreases in margins for certain models and the cancellation of certain projects prior to launch, (ii) €230 million of provisions accrued for supplier obligations, relating to projects in development which were cancelled prior to launch (and for which the related capitalized R&D was impaired under (i) above), and (iii) €514 million of goodwill impairments related to the Maserati segment
(3) Extension of Takata airbags recall campaign
(4) Provision primarily related to lifetime service contracts sold in North America prior to the merger determined to be onerous during 2024
(5) Consisting of other adjustments which are individually insignificant

2023	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
(€ million)
Net revenues from external customers	86,498	66,444	10,560	16,148	3,526	2,335	4,207	(174)	189,544
Net revenues from transactions with other segments	2	154	—	(90)	2	—	1,004	(1,072)	—
Net revenues	86,500	66,598	10,560	16,058	3,528	2,335	5,211	(1,246)	189,544

Net profit/(loss)									18,625
Tax expense/(benefit)									3,793
Net financial expenses/(income)									(42)
Operating income/(loss)									22,376

Adjustments:
Restructuring and other costs, net of reversals(1)	650	475	—	14	1	1	20	—	1,161
Collective agreements related costs(2)	428	—	—	—	—	—	—	—	428
Argentina currency devaluation(3)	—	—	—	302	—	—	—	—	302
Impairment expense and supplier obligations(4)	—	47	—	—	154	—	—	—	201
Reorganization of financial services(5)	—	—	—	—	—	—	76	—	76
Takata recall campaign	—	(44)	30	—	4	—	—	—	(10)
Patents litigation(6)	(20)	(40)	—	(1)	—	—	—	—	(61)
Gains on disposal of equity investments and other assets(7)	(65)	(40)	—	—	(57)	—	(39)	—	(201)
Other(8)	40	99	1	(43)	(18)	—	(15)	7	71
Total adjustments	1,033	497	31	272	84	1	42	7	1,967
Adjusted operating income	13,298	6,519	2,503	2,369	502	141	(322)	(667)	24,343

Share of profit/(loss) of equity method investees	(6)	(139)	192	16	18	—	410	—	491
(1) Primarily related to workforce reductions and includes €243 million relating to the new collective bargaining agreements in North
America
(2) Primarily related to past service costs arising from employee benefit plan amendments related to the new collective bargaining agreements in North America. Total cost of €671 million is comprised of €243 million in Restructuring and other costs, net of reversals and
€428 million in Collective bargaining agreements costs. Refer to Note 27, Guarantees granted, commitments and contingent liabilities for additional information
(3) Impact of the December 2023 devaluation of the Argentine Peso from the new government's economic policies, comprised of
€(197) million in Net revenues, €(147) million in Cost of revenues, and €42 million in Selling, general and other costs
(4) Related to impairments, mainly impairment of research and development assets in China and India & Asia Pacific, and impairment of certain platform assets in Enlarged Europe
(5) Net costs associated with the reorganization of our financial services activities in Europe
(6) Reversal of provisions related to litigation by certain patent owners related to the use of certain technologies in prior periods
(7) Mainly related to gains on disposals of investments and of fixed assets
(8) Consisting of other adjustments which are individually non-significant
Information about geographical area
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
(€ million)	2025	2024
North America(1)	51,633	62,276
France	17,120	19,020
Italy	7,045	7,696
Germany	5,140	5,079
Brazil	3,780	3,414
Spain	1,583	1,709
United Kingdom	1,290	1,476
Poland	1,172	1,116
Slovakia	582	615
Serbia	286	257
Other countries(2)	6,011	6,505
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	95,642	109,163
(1) Refers to the geographical area and not our North America reporting segment
(2) Includes the Netherlands, amounts here are individually immaterial